Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS
NOTE 7 -	INTANGIBLE ASSETS:

a.	Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2020:	of year	the year	the year	of year	of year	the year	the year	of year	2020
	U.S. dollar in thousands
Technology	4,959	100	-	5,059	592	983		1,575	3,484
Customer relations	259	515	-	774	19	38	-	57	717
Goodwill	6,877	1,269	(2,759)	5,387	-				5,387
	12,095	1,884	(2,759)	11,220	611	1,021	-	1,632	9,588

	Cost				Accumulated amortization
	Balance at	Additions	Retirements and Impairment	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2019:	of year	the year	the year	of year	of year	the year	the year	of year	2019
	U.S. dollar in thousands
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484

	Cost				Accumulated amortization
	Balance at	Additions	Retirements	Balance	Balance at	Additions	Retirements	Balance	Amortized balance
	beginning	during	during	at end	beginning	during	During	at end	December 31,
2018:	of year	the year	the year	of year	of year	the year	the year	of year	2018
	U.S. dollar in thousands
Technology	1,955	308	-	2,263	1,199	270	-	1,469	794
Customer relations	38	-	-	38	30	6	-	36	2
Goodwill	523	-	-	523	-	-	-	-	523
	2,516	308	-	2,824	1,229	276	-	1,505	1,319

Amortization expenses for the years ended December 31, 2020, 2019 and 2018 were $1,021 thousand, $829 thousand and $276 thousand, respectively.

b.	Testing of goodwill impairment

As required by IAS 36 Impairment of Assets, the Company performed a goodwill impairment test for the years ended December 31, 2020, 2019 and 2018, for each of its CGU’s.

For the year ended December 31, 2020

NetNut CGU

As of March 31, 2020, the Company performed a goodwill impairment test for its NetNut CGU. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, due to the COVID-19 implications. For the purpose of the goodwill impairment test, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of the CGU. As a result of the impairment test, the Company recognized an impairment loss of $800 thousand. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%.

As of December 31, 2020, the Company performed the annually goodwill impairment test for its NetNut CGU. The quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, due to a potential substantial short-term legal affairs. For the purpose of the goodwill impairment test, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a five-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of the CGU. As a result of the impairment test, the Company recognized an additional impairment loss of $1,959 thousand. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.7% and pre-tax discount rate of 22.5%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $317 thousand and $639 thousand, respectively, and could trigger a potential impairment.

As of December 31, 2020, the balance of goodwill related to the NetNut CGU amounted to $4,118 thousand.

Chi Cooked CGU

As of December 31, 2020, the balance of goodwill related to the Chi Cooked CGU amounted to $1,269 thousand and was acquired as a part of Chi Cooked acquisition on December 8, 2020. For further information, see Note 17. As of December 31, 2020, the balance of goodwill related to the Chi Cooked CGU amounted to $1,269 thousand.

For the year ended December 31, 2019

NetNut CGU

As of December 31, 2019, the Company performed a goodwill impairment test for its NetNut CGU. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results. For the purpose of the goodwill impairment test, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of the CGU. As a result of the impairment test, the Company recognized an impairment loss of $479 thousand. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.5% and pre-tax discount rate of 22.8%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $300 thousand and $711 thousand, respectively, and could trigger a potential impairment.

As of December 31, 2019, the balance of goodwill related to the NetNut CGU amounted to $6,877 thousand.

Safe-T CGU

As of December 31, 2019, the Company performed a goodwill impairment test for its Safe-T CGU. For the purpose of the goodwill impairment test, the recoverable amount was assessed by management based on financial performance and future strategies considering current and expected market and economic conditions. As a result of the impairment test, the Company recognized an impairment loss of $523 thousand. As of December 31, 2019, the entire balance of goodwill related to the Safe-T CGU was written-off.

For the year ended December 31, 2018

Safe-T CGU

As of December 31, 2018, the Company performed a goodwill impairment test for its Safe-T CGU. For the purpose of the goodwill impairment test, the recoverable amount was calculated based on its fair value less cost to sell of Company’s share. As of December 31, 2018, the recoverable amount exceeded the Company’s equity and therefore no goodwill impairment existed.

c.	Intangible assets purchase

1.	On June 12, 2019, the Company completed the acquisition of NetNut, and certain assets required for NetNut’s operations. The intangible assets included are technology and customer supplier which are amortized over 5 years and classified to cost of revenues, and customer relations which are amortized over 7.5 years and classified to selling and marketing expenses. For further details, see Note 17.

2.

On December 8, 2020, the Company completed the acquisition of Chi Cooked. The intangible assets included are customer relations which are amortized over 7 years and classified to selling and marketing expenses. For further details, see Note 17.

3.

On December 24, 2020, NetNut signed an agreement for the purchase of a Virtual Private Network Platform in the amount of $200 thousand and additional revenue share payments for a period of two years commencing the delivery date. As of December 31, 2020, such technology was not yet delivered, and as a such, the Company recognized an intangible asset of $67 thousand, which represents the amount paid by the Company as of the financial position date.

On December 28, 2020, NetNut signed an additional agreement with the same seller, for the purchase of a customized open-source residential software in the amount of $100 thousand. As of December 31, 2020, such technology was not yet delivered, and as such, the Company recognized an intangible asset of $33 thousand, which represents the amount paid by the Company as of the financial position date.